Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income tax reconciliation

	2023	2022	2021
Loss before tax	(105,935)	(86,002)	(57,521)
Income tax benefit at tax rate of 29.825%	31,595	25,650	17,156
Adjustments of deferred tax assets	(29,533)	(25,022)	(15,850)
Adjustments for local tax rates	0	23	(62)
Non-deductible expenses	(1,940)	(755)	(1,434)
Other	(125)	102	188
Income taxes	(3)	(2)	(2)